SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Impairment loss	$ 1,572,552
Right-of-use asset and lease liability recognized		$ 152,864
Incremental borrowing rate		15.00%